Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Apr. 30, 2015	Jul. 31, 2014	Jul. 31, 2013
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	100,000,000	100,000,000	100,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares issued	598,042,000	598,042,000	8,000,000
Common stock, shares outstanding	598,042,000	598,042,000	8,000,000